Significant accounting policies - Summary of Depreciation is Calculated on a Straight-line, and the Assets (Detail)	12 Months Ended
Dec. 31, 2022
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	10 months
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	5 months
Furniture and fixture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	10 months
Leasehold Improvements [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	2 months
Leasehold Improvements [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Class of Property and equipment	8 months